May 31, 2007




U.S. Securities & Exchange Commission
100 F Street, N.E.
Washington, DC 20549


Re:  Vanguard Fixed Income Securities Funds (the Trust)
     File No.  2-47371
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Commissioners:

Transmitted herewith pursuant to Rule 497 (j) under the Securities Act of 1933 is certification that the Prospectuses and Statement of Additional Information with respect to the above referenced Trust do not differ from that filed in the most recent post-effective amendment, which was filed electronically.


Sincerely,





Laura Merianos
Associate Counsel
The Vanguard Group, Inc.


cc: Christian Sandoe, Esq.
  Securities & Exchange Commission